Warrants - Warrant Liability (Details) - USD ($) $ in Thousands		3 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 03, 2024	Oct. 13, 2024	Jul. 21, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Warrants And Rights Outstanding Rollforward [Roll Forward]
Reclassification of liability-classified warrants		$ (1,864)		$ (1,834)	$ 0	$ 1,864	$ (894)
Issuance of warrants		67		173			173	$ 1,722
Change in fair value		(3,573)		$ (1,759)	(1,350)	(6,248)	(26,633)	0
Warrants
Warrants And Rights Outstanding Rollforward [Roll Forward]
Beginning balance		3,373	$ 5,411		$ 1,925	5,411	1,925
Reclassification of liability-classified warrants	$ 1,864	1,864					(894)
Issuance of warrants	$ 401	401					173
Change in fair value		(4,928)	(2,038)				(25,872)
Ending balance		766	$ 3,373			$ 766	$ 5,411	$ 1,925
Warrants | Oaktree
Warrants And Rights Outstanding Rollforward [Roll Forward]
Issuance of warrants		$ 859